SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Feb. 25, 2025	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Subsequent Event [Line Items]
Common stock par or stated value per share			$ 0.0001	$ 0.0001
Preferred stock par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock voting rights description		each Series A Preferred Share is entitled to twenty (20) votes (collectively, the “Grants”).
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share		$ 0.0001
Subsequent Event [Member] | Craft Capital [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share	$ 0.0001
Ordinary shares, issued	1,034,483
Price per share	$ 0.58
Gross proceeds from the offering	$ 600,000
Subsequent Event [Member] | Wynn Hui [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		400,000
Subsequent Event [Member] | Bun Lau [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		400,000
Subsequent Event [Member] | Errol Hui [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		400,000
Subsequent Event [Member] | Frederick Wong [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		100,000
Subsequent Event [Member] | Wei Zhong [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		80,000
Subsequent Event [Member] | Monique Ho [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		40,000
Subsequent Event [Member] | Chun Fai [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		40,000
Subsequent Event [Member] | Carina Chui [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		40,000
Subsequent Event [Member] | Henry Yeung [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		40,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Ordinary shares, issued		2,000,000
Preferred stock par or stated value per share		$ 0.0001